                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windward Investment Management, Inc.
Address: 60 State Street
         Suite 3600
         Boston, MA 02109

13F File Number:28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Denise Kampf
Title: Director of Ops & Client Service
Phone: 617-241-2207


Signature,                Place,                    and Date of Signing:

DENISE KAMPF              BOSTON, MA                November 2, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    69
Form 13F Information Table Value Total:    1585815

List of Other Included Managers: NONE

                          Form 13F Information Table

Column 1                            Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                                                                                                         Voting Authority
                                                           Value   SHRS or SH/ PUT/ Investment  Other   ------------------
Name of Issuer                   Title of Class  CUSIP    (x$1000) PRN Amt PRN CALL Discretion Managers  Sole   Shared Non
--------------                   -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ---
Analog Devices Inc               COM            032654105    335      9275 SH          Sole                9275
Advanced Magnetics Inc.          COM            00753P103    972     17000 SH          Sole               17000
American Express Co              COM            025816109    579      9750 SH          Sole                9750
Bank of America Corporation      COM            060505AT1    349      6947 SH          Sole                6947
Citigroup Inc                    COM            172967101    920     19721 SH          Sole               19721
Cisco Sys Inc                    COM            17275R102    307      9286 SH          Sole                9286
Cintas Corp                      COM            172908105    498     13422 SH          Sole               13422
CMGI Inc                         COM            125750109     31     22500 SH          Sole               22500
Currency Shares Euro Tr          EURO SHS       23130C108  10361     72439 SH          Sole               72439
CurrencyShs Japanese Yen Tr      JAPANESE YEN   23130A102   5362     61639 SH          Sole               61639
Disney Walt Co                   COM DISNEY     254687106    478     13902 SH          Sole               13902
Emerson Elec Co                  COM            291011104   1032     19400 SH          Sole               19400
Evergreen Solar Inc              COM            30033R108    135     15155 SH          Sole               15155
Eaton Vance Corp                 COM NON VTG    278265103    959     24000 SH          Sole               24000
General Electric Co              COM            369604103   2123     51291 SH          Sole               51291
General Mls Inc                  COM            370334104    319      5505 SH          Sole                5505
Ishares GSCI Commodity Index     UNIT BEN INT   46428R107  73658   1543551 SH          Sole             1543551
Home Depot Inc                   COM            437076102    417     12848 SH          Sole               12848
Hienz H J Co                     COM            423074103    242      5250 SH          Sole                5250
International Business Machs     COM            459200101    418      3546 SH          Sole                3546
Ishares Tr                       S&P SMLCAP 600 464287804    366      5250 SH          Sole                5250
Inverness Medical Innovations In COM            46126P106   1888     34133 SH          Sole               34133
Intel Corp                       COM            458140100   1287     49767 SH          Sole               49767
Ishares Tr                       DJ US REAL EST 464287739  32058    419220 SH          Sole              419220
Johnson & Johnson                COM            478160104    587      8928 SH          Sole                8928
Coca Cola Co                     COM            191216100    565      9826 SH          Sole                9826
McDonalds Corop                  COM            580135101    215      3943 SH          Sole                3943
Medco Health Solutions Inc       COM            58405U102    456      5045 SH          Sole                5045

Column 1                          Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                                                                                                       Voting Authority
                                                         Value   SHRS or SH/ PUT/ Investment  Other   ------------------
Name of Issuer                 Title of Class  CUSIP    (x$1000) PRN Amt PRN CALL Discretion Managers  Sole   Shared Non
--------------                 -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ---
Merck & Co Inc                 COM            589331107    2198    42525 SH          Sole               42525
Microsoft Corp                 COM            594918104    1489    50555 SH          Sole               50555
NMS Communications Corp        COM            629248105      37    30000 SH          Sole               30000
Pepsico Inc                    COM            713448108     745    10170 SH          Sole               10170
Procter & Gamble Co            COM            742718109    1597    22698 SH          Sole               22698
Powershares QQQQ Trust         UNIT SER 1     73935A104   66068  1285120 SH          Sole             1285120
Royal Dutch Shell PLC          SPONS ADR A    780259206     403     4900 SH          Sole                4900
Streettracks Index ShsFds      SPDR INTL REAL 863308839   67808  1055378 SH          Sole             1055378
Schering Plough Corp           COM            806605101    1153    36460 SH          Sole               36460
Sigma Aldrich Corp             COM            826552101     507    10400 SH          Sole               10400
Sonus Networks Inc             COM            835916107     202    33084 SH          Sole               33084
Spdr Tr                        UNIT SER 1     78462F103    2718    17816 SH          Sole               17816
St Jude Med Inc                COM            790849103     561    12720 SH          Sole               12720
State Str Corp                 COM            857477103     680     9974 SH          Sole                9974
Sysco Corp                     COM            871829107    1527    42900 SH          Sole               42900
Vertex Pharmaceuticals         COM            92532F100    1721    44815 SH          Sole               44815
Wal Mart Stores Inc            COM            931142103    2479    56789 SH          Sole               56789
Exxon Mobil Corp               COM            30231G102    3692    39891 SH          Sole               39891
Barclays Bk PLC                EUR/USD EXCH   06739F184   44620   836680 SH          Sole              836680
Barclays Bank PLC              NT USD/JPY 36  06739G851   65994  1267172 SH          Sole             1267172
Ishares Tr                     LEHMAN SH
                               TREAS          464288679   42852   390268 SH          Sole              390268
Barclays Bk PLC                DJAIG CMDTY36  06738C778   77823  1447056 SH          Sole             1447056
Ishares Tr                     DJ SEL DIV INX 464287168    6394    92260 SH          Sole               92260
Ishares Tr                     MSCI EMERGE
                               MKT            464287234   93513   625712 SH          Sole              625712
Ishares Inc                    MSCI GERMAN    464286806    6169   178390 SH          Sole              178390
Ishares Tr                     MSCI EAFE IDX  464287465  165062  1998567 SH          Sole             1998567
Ishares Tr                     FTSE XNHUA IDX 464287184  106879   593774 SH          Sole              593774
Streettracks Gold Tr           GOLD SHS       863307104   69056   939411 SH          Sole              939411
Barclays Bk PLC                IDX GSC 2015   06738C794   73658  1543551 SH          Sole             1543551
Ishares S&P GSCI Commodity I   UNIT BEN INIT  46428R107    4641    98389 SH          Sole               98389
Streettracks Index Shs Fds     S&P INTL SMLCP 863308847   36417   985832 SH          Sole              985832
Ishares Tr                     7-10 YR TRS BD 464287440   70565   841256 SH          Sole              841256

Column 1                          Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                                                                                                       Voting Authority
                                                         Value   SHRS or SH/ PUT/ Investment  Other   ------------------
Name of Issuer                 Title of Class  CUSIP    (x$1000) PRN Amt PRN CALL Discretion Managers  Sole   Shared Non
--------------                 -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ---
Ishares Tr                     RUSSELL MCP VL 464287473     235     1552 SH          Sole                1552
Ishares Tr                     RUSSELL 2000   464287655    3197    39937 SH          Sole               39937
Ishares Tr                     1-3 YR TRS BD  464287457   55914   688082 SH          Sole              688082
Ishares Tr                     US TIPS BD FD  464287176   73470   720082 SH          Sole              720082
Ishares Comex Gold Tr          Ishares        464285105     252     3427 SH          Sole                3427
Vanguard Index Tr              REIT VIPERS    922908553    6917    96789 SH          Sole               96789
Vanguard Index Tr              STK MKT VIPERS 922908769  255823  1691948 SH          Sole             1691948
Vanguard Intl Equity Index F   EMR MKT VIPERS 922042858   33310   320963 SH          Sole              320963
Wachovia Corp New              COM            929903102     552    11013 SH          Sole               11013